SHARE-BASED COMPENSATION (Unvested Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of Shares
Beginning balance | shares	293,593
Vested | shares	(260,374)
Forfeited | shares	(12,167)
Ending balance | shares	21,052
Weighted average Grant-date Fair Value
Beginning balance | $ / shares	$ 1.15
Vested | $ / shares	1.15
Forfeited | $ / shares	1.09
Ending balance | $ / shares	$ 1.15